CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Profit or loss [abstract]
LOSS FOR THE PERIOD	$ (178)	¥ (1,274)	¥ (122)
Other comprehensive income that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	430	3,085	3,991
Other comprehensive income/ (loss) that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	(471)	(3,379)	4,358
Total other comprehensive income/ (loss) for the period, net of tax	(41)	(294)	8,349
TOTAL COMPREHENSIVE INCOME/ (LOSS) FOR THE PERIOD	(219)	(1,568)	8,227
Attributable to:
Owners of the Company	(219)	(1,568)	8,227
Non-controllin interests